Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 30	$ 35	$ 38	$ 54
Provision for credit losses
Purchases	2	1	6	4
Sales and maturities	(1)		(1)	(12)
Changes in risk, parameters and exposures	(3)	9	(16)
Exchange rate and other		1	1
Balance at end of period	28	46	28	46
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	7	4	6	9
Provision for credit losses
Transfers to Stage 1				3
Transfers to Stage 2				(7)
Purchases	2	1	6	4
Sales and maturities	(1)		(1)	(2)
Changes in risk, parameters and exposures		1	(3)	(1)
Exchange rate and other	(1)	1	(1)	1
Balance at end of period	7	7	7	7
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	23	31	32	45
Provision for credit losses
Transfers to Stage 1				(3)
Transfers to Stage 2				7
Transfers to Stage 3		(2)		(2)
Sales and maturities				(10)
Changes in risk, parameters and exposures	(3)	8	(13)	1
Exchange rate and other	1		2	(1)
Balance at end of period	$ 21	37	$ 21	37
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3		2		2
Balance at end of period		$ 2		$ 2